UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number     811-21539
                                                     -------------

       First Trust Senior Floating Rate Income Fund II (formerly known as
         First Trust/Four Corners Senior Floating Rate Income Fund II)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
                -----------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: February 28, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                     DESCRIPTION                  MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - 150.6%

                  ADVERTISING - 1.7%
 $     1,000,000  Autotrader.Com, Term Loan B1 ..........    Ba3       BB+         4.75%        12/14/15      $   1,007,283
       5,784,152  Clear Channel Communications,
                      Inc., Term Loan B .................    Caa1      CCC+        3.91%        01/15/16          5,295,391
                                                                                                              -------------
                                                                                                                  6,302,674
                                                                                                              -------------

                  AEROSPACE & DEFENSE - 7.9%
       1,582,109  DAE Aviation Holdings, Inc.,
                      Term Loan B1 ......................    B2        B           5.31%        07/31/14          1,593,974
       1,528,048  DAE Aviation Holdings, Inc.,
                      Term Loan B2 ......................    B2        B        5.29%-5.31%     07/31/14          1,539,508
       2,319,621  GenCorp, Inc., Synthetic
                      Letter of Credit ..................    Ba2       BB-         3.52%        04/30/13          2,250,033
       1,182,892  GenCorp, Inc., Term Loan ..............    Ba2       BB-         3.52%        04/30/13          1,147,405
         997,500  Ids Acquisition Corp., Term
                      Loan ..............................    NR        BB-         5.50%        11/30/16          1,004,358
       2,000,000  Pelican Products, Inc., Term
                      Loan ..............................    NR (f)    NR (f)      5.75%        11/30/16          2,020,000
       2,387,284  Robertson Fuel Systems, LLC,
                      Term Loan .........................    NR (f)    NR (f)   3.10%-5.00%     04/19/13          2,321,634
         500,000  Scitor Corp., Term Loan B .............    B2        B           5.75%        02/15/17            498,125
         500,000  Si Organization, Inc., Term
                      Loan B ............................    Ba3       B+          4.50%        11/22/16            503,750
       4,235,161  Spirit Aerosystems, Inc.,
                      Term Loan B .......................    Ba1       BBB-        3.54%        09/30/16          4,252,809
         393,750  TASC, Inc., Term Loan A ...............    Ba2       BB          5.50%        12/18/14            394,488
       3,279,375  TASC, Inc., Term Loan B ...............    Ba2       BB          5.75%        12/18/15          3,280,742
       3,000,000  Transdigm, Inc., Term Loan B...........    Ba2       BB-         5.00%        12/10/16          3,019,374
       5,728,972  Triumph Group, Inc., Term
                      Loan B ............................    Baa3      BB+         4.50%        06/16/16          5,740,430
                                                                                                              -------------
                                                                                                                 29,566,630
                                                                                                              -------------

                  AGRICULTURAL PRODUCTS - 1.1%
       1,184,355  Dole Food Co., Inc., Term
                      Loan B1 ...........................    Ba2       BB-      5.00%-5.50%     03/02/17          1,192,172
       2,941,642  Dole Food Co., Inc., Term
                      Loan C1 ...........................    Ba2       BB-      5.00%-5.50%     03/02/17          2,961,057
                                                                                                              -------------
                                                                                                                  4,153,229
                                                                                                              -------------

                  AIRLINES - 0.1%
         485,000  Delta Air Lines, Inc.,
                      Synthetic Revolving
                      Credit Facility ...................    Ba2       BB-      2.25%-2.26%     04/30/12            481,363
                                                                                                              -------------

                  ALTERNATIVE CARRIERS - 3.3%
       6,000,000  Intelsat Jackson Holdings
                      S.A., Term Loan B .................    B1        BB-         5.25%        03/30/18          6,040,314


                See Notes to Quarterly Portfolio of Investments           Page 1


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  ALTERNATIVE CARRIERS - (CONTINUED)
 $     1,000,000  Level 3 Financing, Inc., Term
                      Loan A ............................    B1        B+          2.55%        03/13/14      $     975,000
       4,964,102  Telesat Canada, U.S. Term
                      Loan I ............................    B1        BB-         3.27%        10/31/14          4,954,794
         426,391  Telesat Canada, U.S. Term
                      Loan II ...........................    B1        BB-         3.27%        10/31/14            425,591
                                                                                                              -------------
                                                                                                                 12,395,699
                                                                                                              -------------

                  ALUMINUM - 0.8%
       3,000,000  Novelis, Inc., Term Loan B ............    Ba2       BB-         5.00%        12/17/16          3,035,358
                                                                                                              -------------

                  APPAREL RETAIL - 1.0%
       2,000,000  Gymboree Corp., Term Loan,
                      First Lien ........................    B1        B+       5.00%-5.50%     02/11/18          2,006,000
       1,000,000  J. Crew Group, Inc., Term
                      Loan B ............................    B1        B           4.75%        02/15/18          1,000,000
         867,577  Phillips-Van Heusen
                      Corporation, Term Loan B ..........    Ba2       BBB         5.25%        05/06/16            867,577
                                                                                                              -------------
                                                                                                                  3,873,577
                                                                                                              -------------

                  APPLICATION SOFTWARE - 4.4%
         722,205  Activant Solutions, Inc.,
                      Term Loan .........................    B1        B+          2.31%        05/02/13            718,594
       4,323,455  Activant Solutions, Inc.,
                      Term Loan B3 ......................    B1        B+          4.81%        02/02/16          4,350,477
       2,000,000  Bentley Systems, Inc., Term
                      Loan B ............................    Ba3       BB+      5.75%-6.50%     01/31/17          2,010,000
       2,500,000  CCC Information Systems,
                      Inc., Term Loan B .................    B1        B+          5.50%        11/11/15          2,523,438
       2,108,516  Dealer Computer Services,
                      Inc., Term Loan ...................    Ba3       BB-         5.25%        04/21/17          2,120,640
       2,000,000  Property Data, Inc., Term
                      Loan ..............................    Ba3       B+          7.00%        01/05/17          1,997,500
       2,691,848  Verint Systems, Inc., Term
                      Loan, First Lien ..................    B1        BB-         5.25%        05/25/14          2,698,577
                                                                                                              -------------
                                                                                                                 16,419,226
                                                                                                              -------------

                  ASSET MANAGEMENT & CUSTODY BANKS - 6.0%
       1,313,950  Grosvenor Capital Management
                      Holdings, LLP, Term Loan ..........    NR (f)    NR (f)      4.31%        12/05/16          1,287,671
       2,468,750  Harbourvest Partners L.P.,
                      Term Loan B .......................    NR (f)    NR (f)      6.25%        12/03/16          2,481,094
       2,804,548  LPL Holdings, Inc., Extended
                      Term Loan .........................    Ba3       BB-         4.25%        06/30/15          2,808,053
       5,788,061  LPL Holdings, Inc., Term Loan .........    Ba3       BB-         5.25%        06/30/17          5,838,707
       1,333,333  Munder Capital Management,
                      Incremental Term Loan .............    NR (f)    NR (f)      6.00%        03/31/15          1,336,667


                See Notes to Quarterly Portfolio of Investments           Page 2


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  ASSET MANAGEMENT & CUSTODY BANKS - (CONTINUED)
 $     6,704,791  Nuveen Investments, Inc.,
                      Extended Term Loan ................    B3        B        5.80%-5.81%     05/13/17      $   6,679,648
       2,000,000  Nuveen Investments, Inc.,
                      Term Loan .........................    B3        B           3.30%        11/13/14          1,939,166
         135,384  Oxford US Acquisition, LLC,
                      Term Loan, Tranche B-2 ............    NR (f)    NR (f)      2.05%        05/12/14            134,199
                                                                                                              -------------
                                                                                                                 22,505,205
                                                                                                              -------------

                  AUTOMOBILE MANUFACTURERS - 1.6%
       1,324,324  Federal Mogul Corp., Term
                      Loan B ............................    Ba3       B+          2.20%        12/27/14          1,286,043
         675,676  Federal Mogul Corp., Term
                      Loan C ............................    Ba3       B+       2.20%-2.21%     12/27/15            656,145
       2,181,987  Ford Motor Co., Term Loan,
                      Tranche B-1 .......................    Baa3      BB       3.01%-3.05%     12/15/13          2,181,067
         997,500  Metaldyne, LLC, Term Loan B ...........    B1        B+          7.75%        10/22/16          1,017,450
       1,000,000  Transtar Industries, Inc.,
                      Term Loan, First Lien .............    Ba3       BB-      6.25%-6.75%     12/21/16          1,015,000
                                                                                                              -------------
                                                                                                                  6,155,705
                                                                                                              -------------

                  AUTOMOTIVE RETAIL - 0.6%
       2,166,842  KAR Holdings, Inc., Term Loan
                      B .................................    Ba3       B+          3.02%        10/20/13          2,162,586
                                                                                                              -------------

                  BIOTECHNOLOGY - 0.8%
       3,000,000  Grifols, SA, Term Loan B ..............    Ba3       BB          6.00%        12/31/16          3,035,001
                                                                                                              -------------

                  BROADCASTING - 1.9%
         753,514  Cumulus Media, Inc., Term
                      Loan, First Lien ..................    Caa1      B-          4.01%        06/11/14            740,705
       1,357,318  Gray Television, Inc., Term
                      Loan B ............................    B2        B        3.77%-5.75%     12/31/14          1,346,494
       4,286,250  LBI Media, Inc., Term Loan B ..........    B1        B-          1.76%        03/31/12          4,079,082
       1,000,000  Sinclair Broadcast Group,
                      Inc., Term Loan B .................    Baa3      BB+         5.50%        10/29/15          1,010,833
                                                                                                              -------------
                                                                                                                  7,177,114
                                                                                                              -------------

                  BUILDING PRODUCTS - 0.8%
       1,000,000  CPG International, Inc., Term
                      Loan B ............................    B2        B           6.00%        02/18/17          1,008,750
       1,995,000  Goodman Global, Inc., Term
                      Loan B ............................    B1        B+          5.75%        10/29/16          2,009,651
                                                                                                              -------------
                                                                                                                  3,018,401
                                                                                                              -------------

                  CABLE & SATELLITE - 6.1%
       1,930,435  Atlantic Broadband Finance,
                      LLC, Term Loan ....................    Ba3       B+          5.00%        11/30/15          1,930,033
       2,000,000  Bresnan Broadband Holdings,
                      LLC, Term Loan ....................    Ba3       BB+         4.50%        12/10/17          2,012,222


                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  CABLE & SATELLITE - (CONTINUED)
 $       232,906  Charter Communications
                      Operating, LLC, Term Loan B-1 .....    Ba1       BB+         2.27%        03/06/14      $     232,118
       6,146,624  Charter Communications
                      Operating, LLC, Term Loan C .......    Ba1       BB+         3.56%        09/06/16          6,161,032
       5,619,640  CSC Holdings, Inc., Term Loan
                      B-3, Extended Maturity ............    Baa3      BBB-     2.01%-4.00%     03/29/16          5,636,814
       2,000,000  Knology, Inc., Term Loan B ............    B1        B+          5.50%        02/23/17          2,005,000
         995,000  Mediacom Broadband, LLC, Term
                      Loan F ............................    Ba3       BB-         4.50%        10/23/17            997,902
       1,000,000  Rovi Corp., Term Loan B ...............    Ba1       BB+         4.00%        02/11/18          1,010,000
         838,594  UPC Broadband Holdings B.V.,
                      Term Loan T .......................    Ba3       B+          3.76%        12/31/16            839,381
       1,946,576  UPC Broadband Holdings B.V.,
                      Term Loan X .......................    Ba3       B+          3.76%        12/31/17          1,946,576
                                                                                                              -------------
                                                                                                                 22,771,078
                                                                                                              -------------

                  CASINOS & GAMING - 5.8%
       2,914,044  CCM Merger, Inc., Term Loan B .........    Caa1      BB-         8.50%        07/13/12          2,932,256
       3,000,000  CCM Merger, Inc., Term Loan B .........    B3        B+          7.00%        03/01/17          3,036,564
       4,000,000  Harrah's Entertainment, Inc.,
                      Term Loan B-2 .....................    Caa1      B           3.30%        01/28/15          3,705,716
         358,259  Las Vegas Sands, LLC, Delayed
                      Draw Term Loan 1 ..................    Ba3       BB-      2.04%-3.04%     11/23/16            356,647
       1,994,987  Las Vegas Sands, LLC, Term
                      Loan B ............................    Ba3       BB-         3.04%        11/23/16          1,985,370
       4,930,965  VML US Finance, LLC, Term
                      Loan B ............................    Ba3       BB-         4.79%        05/25/13          4,937,099
       5,000,000  Wynn Las Vegas, LLC, Term
                      Loan B ............................    Ba3       BB          3.27%        08/04/15          4,970,835
                                                                                                              -------------
                                                                                                                 21,924,487
                                                                                                              -------------

                  COMMUNICATIONS EQUIPMENT - 0.3%
       1,000,000  Commscope, Inc., Term Loan B ..........    Ba3       BB       5.00%-5.75%     01/14/18          1,014,583
                                                                                                              -------------

                  COMPUTER HARDWARE - 0.8%
       3,000,000  CDW Corp., Term Loan ..................    B2        B           4.26%        10/15/14          2,993,334
                                                                                                              -------------

                  DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
       1,000,000  Global Cash Access, Inc.,
                      Term Loan .........................    B1        BB-         7.00%        02/18/16          1,007,500
       6,755,000  Harland Clarke Holdings
                      Corp., Term Loan B ................    B1        B+       2.76%-2.80%     06/30/14          6,444,696
                                                                                                              -------------
                                                                                                                  7,452,196
                                                                                                              -------------


                See Notes to Quarterly Portfolio of Investments           Page 4



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  DIVERSIFIED CHEMICALS - 5.6%
 $       637,174  Brenntag Holding GmbH & Co.
                      KG, Acquisition Term Loan .........    Ba2       BBB-     3.76%-3.96%     01/17/14      $     636,377
       4,322,712  Brenntag Holding GmbH & Co.
                      KG, Term Loan B2 ..................    Ba2       BBB-     3.76%-3.81%     01/17/14          4,317,308
       3,000,000  Brenntag Holding GmbH & Co.
                      KG, Term Loan, Second
                      Lien ..............................    B1        BB-         6.45%        06/18/15          3,012,501
       3,062,655  Celanese Holdings, LLC,
                      Extended Term Loan ................    Ba2       BB+         1.80%        10/31/16          3,083,906
       1,068,219  Huntsman International, LLC,
                      Term Loan C .......................    Ba2       BB-      2.51%-2.53%     06/30/16          1,068,553
       1,406,442  Ineos Group Limited, Term
                      Loan B2 ...........................    B1        B           7.50%        12/14/13          1,449,222
       1,407,306  Ineos Group Limited, Term
                      Loan C2 ...........................    B1        B           8.00%        12/14/14          1,450,112
       6,000,000  Univar, Inc., Term Loan B .............    B2        B           5.00%        06/30/17          6,020,628
                                                                                                              -------------
                                                                                                                 21,038,607
                                                                                                              -------------

                  DIVERSIFIED SUPPORT SERVICES - 0.7%
       2,000,000  Brickman Group Holdings,
                      Inc., Term Loan B .................    B1        B+          7.25%        10/15/16          2,041,666
         643,437  Diversey, Inc., Term Loan B ...........    Ba2       BB-         5.25%        11/24/15            643,437
                                                                                                              -------------
                                                                                                                  2,685,103
                                                                                                              -------------

                  ELECTRIC UTILITIES - 4.0%
       3,604,527  Astoria Generating Co.,
                      Acquisitions, LLC, Term
                      Loan B ............................    B1        BB-         2.06%        02/23/13          3,590,109
       7,947,687  NRG Energy, Inc., Extended
                      Synthetic Letter of
                      Credit ............................    Baa3      BB+         3.55%        08/31/15          7,997,360
         415,235  NRG Energy, Inc., Extended
                      Term Loan B .......................    Baa3      BB+         3.55%        08/31/15            417,830
       3,000,000  Race Point Power, LLC, Term
                      Loan ..............................    Ba2       BB          7.75%        12/29/17          3,007,500
                                                                                                              -------------
                                                                                                                 15,012,799
                                                                                                              -------------

                  ENVIRONMENTAL & FACILITIES SERVICES - 1.6%
       5,970,000  EnergySolutions, LLC, Term
                      Loan ..............................    Ba2       BB+         6.25%        08/13/16          6,040,894
                                                                                                              -------------

                  FOOD DISTRIBUTORS - 0.2%
         847,826  B&G Foods, Inc., Term Loan C ..........    Ba1       BB          2.31%        02/23/13            841,467
                                                                                                              -------------

                  FOOD RETAIL - 3.7%
       2,362,111  SUPERVALU, Inc., Term Loan B ..........    B1        BB          1.64%        06/02/12          2,346,362
       4,187,002  SUPERVALU, Inc., Extended
                      Term Loan B-2 .....................    B1        BB          3.51%        10/05/15          4,188,551
       3,785,598  Univision Corp., Term Loan ............    B2        B           2.51%        09/29/14          3,692,310


                See Notes to Quarterly Portfolio of Investments           Page 5



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  FOOD RETAIL - (CONTINUED)
 $     3,572,675  Univision Corp., Extended
                      Term Loan .........................    B2        B           4.51%        03/29/16      $   3,484,848
                                                                                                              -------------
                                                                                                                 13,712,071
                                                                                                              -------------

                  FOREST PRODUCTS - 0.7%
       2,806,804  Georgia-Pacific Corporation,
                      Term Loan C .......................    Ba1       BBB+        3.55%        12/23/14          2,811,873
                                                                                                              -------------

                  HEALTH CARE EQUIPMENT - 4.1%
       5,669,789  Biomet, Inc., Dollar Term
                      Loan ..............................    B1        BB-      3.26%-3.30%     03/25/15          5,663,586
       7,000,000  Carestream Health, Inc., Term
                      Loan B ............................    B1        BB-         5.00%        02/28/17          6,947,500
       2,992,288  Djo Finance, LLC, Term Loan ...........    Ba2       BB-         3.26%        05/20/14          2,969,846
                                                                                                              -------------
                                                                                                                 15,580,932
                                                                                                              -------------

                  HEALTH CARE FACILITIES - 6.2%
         262,866  CHS/Community Health Systems,
                      Inc., Delayed Draw Term
                      Loan ..............................    Ba3       BB       2.51%-2.56%     07/25/14            260,730
       2,565,034  CHS/Community Health Systems,
                      Inc., Extended Term Loan ..........    Ba3       BB          3.76%        01/25/17          2,570,628
       5,101,882  CHS/Community Health Systems,
                      Inc., Term Loan ...................    Ba3       BB          2.56%        07/25/14          5,060,429
         314,354  Fresenius SE, Term Loan C-1 ...........    Baa3      BBB-        4.50%        09/10/14            315,828
         179,567  Fresenius SE, Term Loan C-2 ...........    Baa3      BBB-        4.50%        09/10/14            180,409
       3,291,558  HCA, Inc., Term Loan B-2 ..............    Ba3       BB          3.55%        03/31/17          3,300,281
       4,603,731  Select Medical Corp., Term
                      Loan B-1 ..........................    Ba2       BB-      4.06%-6.00%     08/22/14          4,615,240
         152,532  United Surgical Partners
                      International, Inc.,
                      Delayed Draw Term Loan ............    Ba3       B           2.27%        04/19/14            150,530
         807,258  United Surgical Partners
                      International, Inc., Term
                      Loan B ............................    Ba3       B        2.27%-2.31%     04/19/14            796,663
       5,955,112  Vanguard Health Systems,
                      Inc., Term Loan B .................    Ba2       BB-         5.00%        01/29/16          5,993,821
                                                                                                              -------------
                                                                                                                 23,244,559
                                                                                                              -------------

                  HEALTH CARE SERVICES - 2.8%
       1,000,000  Davita, Inc., Term Loan B .............    Ba2       BB          4.50%        10/20/16          1,007,136
       1,920,000  Healthways, Inc., Term Loan B .........    Ba2       BB          1.81%        12/01/13          1,795,200


                See Notes to Quarterly Portfolio of Investments           Page 6



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  HEALTH CARE SERVICES - (CONTINUED)
 $     2,500,000  MedAssets, Inc., Term Loan B ..........    Ba3       BB-         5.25%        11/19/16      $   2,518,750
       1,000,000  Renal Advantage Holdings,
                      Inc., Term Loan B .................    Ba3       B           5.75%        12/10/16          1,013,750
       1,000,000  Rural Metro Corp., Term Loan
                      B .................................    B1        B+          6.00%        11/19/16          1,011,667
       1,995,000  Sheridan Healthcare, Inc.,
                      Incremental Term Loan .............    B1        B           4.06%        06/15/14          1,999,988
         102,041  Vantage Oncology Holdings,
                      LLC, Delayed Draw Term
                      Loan ..............................    B2        B           0.75%        02/28/17            101,786
         897,959  Vantage Oncology Holdings,
                      LLC, Term Loan ....................    B2        B           7.00%        02/28/17            895,714
                                                                                                              -------------
                                                                                                                 10,343,991
                                                                                                              -------------

                  HEALTH CARE SUPPLIES - 0.5%
       2,000,000  ConvaTec, Inc., Term Loan B ...........    Ba3       B+          5.75%        12/05/16          2,009,166
                                                                                                              -------------

                  HOMEBUILDING - 0.2%
         959,698  Mattamy Funding Partnership,
                      Term Loan .........................    NR (f)    NR (f)      2.56%        04/11/13            916,511
                                                                                                              -------------

                  HOUSEHOLD PRODUCTS - 0.5%
       2,000,000  Global Autocare, Inc., Term
                      Loan B ............................    Ba3       B+          6.00%        11/05/16          2,010,000
                                                                                                              -------------

                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7%
       3,423,883  Dynegy Holdings, Inc.,
                      Synthetic Letter of Credit ........    B1        B+          4.02%        04/02/13          3,394,996
       3,371,591  Texas Competitive Electric
                      Holdings Co., LLC,
                      Initial Term Loan B3 ..............    B2        B-       3.76%-3.80%     10/10/14          2,834,665
                                                                                                              -------------
                                                                                                                  6,229,661
                                                                                                              -------------

                  INDUSTRIAL CONGLOMERATES - 0.4%
       1,369,824  Bucyrus International, Inc.,
                      Term Loan C .......................    Ba2       BB+         4.25%        01/17/16          1,373,934
                                                                                                              -------------

                  INDUSTRIAL MACHINERY - 1.3%
       5,000,000  Intelligrated, Inc., Term
                      Loan B ............................    B2        B+          7.50%        02/28/17          4,950,000
                                                                                                              -------------

                  INTEGRATED TELECOMMUNICATION SERVICES - 3.3%
       1,327,751  Avaya, Inc., Term Loan B ..............    B1        B           3.03%        10/26/14          1,287,088
       2,667,060  Avaya, Inc., Term Loan B-3 ............    B1        B           4.81%        10/26/17          2,612,767
       4,987,500  Global Tel Link Corp., Term
                      Loan B ............................    B1        B           7.25%        11/12/16          5,012,437
       1,481,259  NTELOS, Inc., Term Loan ...............    Ba3       BB          6.00%        08/07/15          1,486,444


                See Notes to Quarterly Portfolio of Investments           Page 7



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  INTEGRATED TELECOMMUNICATION SERVICES - (CONTINUED)
 $     1,994,805  tw telecom holdings, inc.,
                      Term Loan B .......................    Ba1       B+          3.52%        12/30/16      $   2,001,422
                                                                                                              -------------
                                                                                                                 12,400,158
                                                                                                              -------------

                  IT CONSULTING & OTHER SERVICES - 3.8%
         444,582  Apptis (DE), Inc., Term Loan ..........    B1        B+       4.52%-4.56%     12/20/12            443,470
       5,735,625  DynCorp International, Inc.,
                      Term Loan .........................    Ba1       BB          6.25%        07/07/16          5,782,227
       3,000,000  Presidio, Inc., Term Loan B ...........    Ba3       B+          7.50%        12/16/15          2,970,000
       4,147,081  West Corporation, Term Loan
                      B-2 ...............................    Ba3       BB-      2.66%-2.83%     10/24/13          4,131,530
         997,403  West Corporation, Term Loan
                      B-5 ...............................    Ba3       BB-      4.53%-4.71%     07/15/16          1,003,636
                                                                                                              -------------
                                                                                                                 14,330,863
                                                                                                              -------------

                  LEISURE FACILITIES - 2.9%
       1,000,000  Cedar Fair, L.P., Term Loan B .........    Ba2       BB-         4.00%        12/31/17          1,005,000
       1,001,765  London Arena and Waterfront
                      Finance, LLC, Term Loan A .........    NR (f)    NR (f)      2.76%        03/08/12          1,001,765
       3,870,130  Six Flags, Inc., Term Loan B ..........    B1        BB          5.50%        06/30/16          3,901,575
         962,500  Town Sports International,
                      LLC, Term Loan ....................    Ba2       BB-         2.13%        02/27/14            924,000
       3,960,000  Universal City Development
                      Partners, Ltd., Term Loan .........    Ba2       B+          5.50%        11/06/14          3,998,776
                                                                                                              -------------
                                                                                                                 10,831,116
                                                                                                              -------------

                  LEISURE PRODUCTS - 0.8%
         992,500  Live Nation Entertainment,
                      Inc., Term Loan B .................    Ba2       BB-         4.50%        11/06/16            996,205
       1,269,119  LodgeNet Entertainment Corp.,
                      Term Loan .........................    B3        B           2.31%        04/04/14          1,172,348
         944,026  Sram, LLC, Term Loan B ................    Ba3       BB-      5.00%-5.50%     04/30/15            951,106
                                                                                                              -------------
                                                                                                                  3,119,659
                                                                                                              -------------

                  LIFE & HEALTH INSURANCE - 0.5%
       2,000,000  CNO Financial Group, Inc.,
                      Term Loan .........................    B1        B           7.50%        09/30/16          2,011,666
                                                                                                              -------------

                  LIFE SCIENCES TOOLS & SERVICES - 1.2%
       1,990,000  inVentiv Health, Inc., Term
                      Loan ..............................    Ba3       BB-         4.75%        08/04/16          1,998,706
         333,333  inVentiv Health, Inc., Term
                      Loan B-1 ..........................    Ba3       BB-         4.75%        08/04/16            334,584
         666,667  inVentiv Health, Inc., Term
                      Loan B-2 ..........................    Ba3       BB-         1.63%        08/04/16            669,167
       1,425,125  Quintiles Transnational
                      Corp., Term Loan B, First
                      Lien ..............................    Ba2       BB          2.31%        03/31/13          1,419,780
                                                                                                              -------------
                                                                                                                  4,422,237
                                                                                                              -------------


                See Notes to Quarterly Portfolio of Investments           Page 8



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  MANAGED HEALTH CARE - 3.4%
 $     1,164,194  IASIS Healthcare Corporation,
                      Delayed Draw Term Loan ............    Ba2       B+          2.26%        03/15/14      $   1,158,737
         318,412  IASIS Healthcare Corporation,
                      Synthetic Letter of
                      Credit ............................    Ba2       B+          2.36%        03/15/14            316,920
       3,363,525  IASIS Healthcare Corporation,
                      Term Loan .........................    Ba2       B+          2.26%        03/15/14          3,347,760
       7,818,510  MultiPlan, Inc., Term Loan ............    Ba3       B           4.75%        08/17/17          7,877,149
                                                                                                              -------------
                                                                                                                 12,700,566
                                                                                                              -------------

                  METAL & GLASS CONTAINERS - 0.8%
       2,741,594  BWAY Corporation, Term Loan B .........    Ba3       B           5.00%        02/18/18          2,751,875
         243,407  BWAY Corporation, Term Loan C .........    Ba3       B           5.00%        02/18/18            244,320
                                                                                                              -------------
                                                                                                                  2,996,195
                                                                                                              -------------

                  MOVIES & ENTERTAINMENT - 2.9%
       4,655,000  AMC Entertainment, Inc., Term
                      Loan ..............................    Ba2       BB-         3.51%        12/15/16          4,682,641
       1,500,000  Filmyard Holdings, LLC, Term
                      Loan B ............................    Ba2       BB-         7.75%        06/30/16          1,526,250
       1,500,000  Regal Cinemas Corporation,
                      Term Loan .........................    Ba2       BB-         3.80%        07/31/17          1,507,500
       3,000,000  TWCC Holding Corporation,
                      Term Loan B .......................    Ba3       BB-         4.25%        02/11/17          3,027,750
                                                                                                              -------------
                                                                                                                 10,744,141
                                                                                                              -------------

                  MULTI-UTILITIES - 1.1%
       2,510,637  KGEN, LLC, Synthetic Letter
                      of Credit .........................    B1        BB-         2.22%        02/08/14          2,498,084
       1,683,849  KGEN, LLC, Term Loan ..................    B1        BB-         2.06%        02/08/14          1,675,430
                                                                                                              -------------
                                                                                                                  4,173,514
                                                                                                              -------------

                  OFFICE SERVICES & SUPPLIES - 0.5%
         841,176  Pike Electric, Inc., Term
                      Loan B ............................    NR (f)    NR (f)      2.06%        07/01/12            832,764
         950,843  Pike Electric, Inc., Term
                      Loan C ............................    NR (f)    NR (f)      2.06%        12/10/12            941,335
                                                                                                              -------------
                                                                                                                  1,774,099
                                                                                                              -------------

                  OIL & GAS EQUIPMENT & SERVICES - 0.5%
       1,989,882  Aquilex Holdings, LLC, Term
                      Loan ..............................    Ba3       BB-         6.00%        04/01/16          1,993,199
                                                                                                              -------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.9%
       1,968,872  Helix Energy Solutions Group,
                      Inc., Term Loan ...................    Ba2       BB-      2.51%-2.52%     07/01/13          1,962,474


                See Notes to Quarterly Portfolio of Investments           Page 9



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  OIL & GAS EXPLORATION & PRODUCTION - (CONTINUED)
 $     1,433,407  SemCrude, L.P., Prefunded
                      Synthetic Letter of
                      Credit ............................    NR        NR          8.50%        11/30/12      $   1,439,380
         160,508  SemCrude, L.P., Term Loan,
                      Second Lien (g)....................    NR        NR          9.00%        11/30/16            162,213
                                                                                                              -------------
                                                                                                                  3,564,067
                                                                                                              -------------

                  OIL & GAS REFINING & MARKETING - 0.9%
         106,111  Alon USA, Inc., Term Loan
                      (Edgington Facility) ..............    B1        B+          2.56%        06/22/13             91,256
         848,889  Alon USA, Inc., Term Loan
                      (Paramount Facility) ..............    B1        B+       2.51%-2.56%     06/22/13            730,044
         114,943  Calumet Lubricants Co., L.P.,
                      Synthetic Letter of
                      Credit ............................    B1        B           4.15%        01/03/15            114,368
         844,564  Calumet Lubricants Co., L.P.,
                      Term Loan .........................    B1        B        4.29%-4.31%     01/03/15            840,341
       1,501,925  Citgo Petroleum Corporation,
                      Term Loan B .......................    Ba2       BB+      8.00%-8.25%     06/24/15          1,571,389
                                                                                                              -------------
                                                                                                                  3,347,398
                                                                                                              -------------

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 4.2%
       2,000,000  Fifth Third Processing, LLC,
                      Term Loan B .......................    Ba3       BB-         5.50%        10/29/16          2,015,500
       1,000,000  Fifth Third Processing, LLC,
                      Term Loan, Second Lien ............    B2        B-          8.25%        10/29/17          1,024,375
       5,000,000  First American Payment
                      Systems, L.P., Term Loan B ........    B1        B+          6.75%        10/29/16          5,037,500
       1,000,000  First Data Corp., Term Loan
                      B-2 ...............................    B1        B+          3.01%        09/24/14            946,625
       6,000,000  First Data Corp., Term Loan
                      B-3 ...............................    B1        B+          3.01%        09/24/14          5,680,908
       1,000,000  WorldPay U.S., Inc., Facility
                      B2A (USD) .........................    Ba2       BB          6.25%        11/30/17          1,005,500
                                                                                                              -------------
                                                                                                                 15,710,408
                                                                                                              -------------

                  PACKAGED FOODS & MEATS - 1.7%
       3,885,034  Dean Foods Co., Term Loan B ...........    Ba3       BB-         3.31%        04/02/16          3,862,835
       2,000,000  Del Monte Foods Company, Term
                      Loan B ............................    Ba3       B+          4.50%        02/16/18          2,012,500
         500,000  Windsor Quality Food Company,
                      Ltd., Term Loan B .................    B1        BB-         5.75%        02/15/17            502,188
                                                                                                              -------------
                                                                                                                  6,377,523
                                                                                                              -------------

                  PAPER PACKAGING - 3.6%
       2,044,797  Graham Packaging Holdings
                      Co., Term Loan C ..................    B1        B+          6.75%        04/30/14          2,057,577


                See Notes to Quarterly Portfolio of Investments          Page 10



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  PAPER PACKAGING - (CONTINUED)
 $     2,351,511  Graphic Packaging
                      International, Inc., Term
                      Loan ..............................    Ba3       BB+         3.05%        05/16/14      $   2,355,104
       9,000,000  Reynolds Consumer Products
                      Holdings, Inc., Term Loan E .......    Ba3       BB          4.25%        11/05/15          9,046,872
                                                                                                              -------------
                                                                                                                 13,459,553
                                                                                                              -------------

                  PHARMACEUTICALS - 4.2%
       2,000,000  Amneal Pharmaceuticals, LLC,
                      Term Loan B .......................    NR        NR          6.75%        12/21/15          1,995,000
       4,829,849  Catalent Pharma Solutions,
                      Inc., Dollar Term Loan ............    Ba3       BB-         2.51%        04/10/14          4,769,476
       1,698,313  Mylan, Inc., Term Loan B ..............    Baa3      BBB-        3.56%        10/02/14          1,706,008
       2,516,949  Warner Chilcott Corporation,
                      Term Loan A .......................    Ba3       BB          6.00%        10/30/14          2,517,999
       1,336,500  Warner Chilcott Corporation,
                      Term Loan B .......................    Ba3       BB          6.25%        04/30/15          1,345,688
       1,245,567  Warner Chilcott Corporation,
                      Term Loan B1 ......................    Ba3       BB          6.25%        04/30/15          1,252,644
       2,074,094  Warner Chilcott Corporation,
                      Term Loan B2 ......................    Ba3       BB          6.25%        04/30/15          2,085,879
                                                                                                              -------------
                                                                                                                 15,672,694
                                                                                                              -------------

                  PUBLISHING - 1.4%
       3,000,000  Cenveo Corporation, Term Loan .........    Ba3       BB-         6.25%        12/21/16          3,027,501
       1,995,000  Getty Images, Inc., Term Loan B .......    Ba3       BB-         5.25%        11/09/16          2,019,315
         804,056  Yell Group, PLC, Term Loan B1 .........    B3        B-          4.01%        07/31/14            363,166
                                                                                                              -------------
                                                                                                                  5,409,982
                                                                                                              -------------

                  REAL ESTATE OPERATING COMPANIES - 0.8%
       3,000,000  ClubCorp Corp Operations,
                      Inc., Term Loan ...................    Ba2       BB          6.00%        11/30/16          3,030,000
                                                                                                              -------------

                  REAL ESTATE SERVICES - 0.9%
       1,995,000  CB Richard Ellis Services,
                      Inc., Term Loan B .................    Ba1       BB          3.51%        11/08/16          1,995,000
       1,393,829  Realogy Corp., Term Loan,
                      First Lien ........................    B1        B-          4.56%        10/10/16          1,336,770
                                                                                                              -------------
                                                                                                                  3,331,770
                                                                                                              -------------

                  RESTAURANTS - 1.9%
       2,000,000  Burger King Corp., Term Loan B ........    Ba3       BB-         4.50%        10/19/16          2,009,166
       1,500,000  Dunkin' Brands, Inc., Term
                      Loan B ............................    B2        B           4.25%        11/19/17          1,509,375


                See Notes to Quarterly Portfolio of Investments          Page 11



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  RESTAURANTS - (CONTINUED)
 $     3,500,000  Focus Brands, Inc., Term Loan B .......    B2        B        7.25%-7.50%     11/05/16      $   3,513,125
                                                                                                              -------------
                                                                                                                  7,031,666
                                                                                                              -------------

                  RETAIL REITS - 1.5%
       5,305,951  Capital Automotive, L.P.,
                      Term Loan C .......................    Ba3       B+          4.75%        12/14/12          5,514,873
                                                                                                              -------------

                  SEMICONDUCTOR EQUIPMENT - 0.3%
       1,000,000  Edwards (Cayman Islands II),
                      Ltd., Term Loan ...................    B3        B+          5.50%        05/31/16            993,750
                                                                                                              -------------

                  SEMICONDUCTORS - 1.5%
       3,990,316  Freescale Semiconductor,
                      Inc., Extended Term Loan ..........    B1        B-          4.51%        12/01/16          3,982,451
       1,741,250  Intersil Corporation, Term
                      Loan ..............................    Ba2       BB+         4.75%        04/26/16          1,749,085
                                                                                                              -------------
                                                                                                                  5,731,536
                                                                                                              -------------

                  SPECIALIZED CONSUMER SERVICES - 10.4%
         955,000  Acosta, Inc., Term Loan ...............    NR (f)    NR (f)      4.50%        07/28/13            959,775
       2,000,000  Acosta, Inc., Term Loan B .............    NR (f)    NR (f)      4.75%        03/01/18          2,015,000
       3,299,518  Acxiom Corporation, Extended
                      Term Loan .........................    Ba2       BBB-     3.26%-3.30%     03/15/15          3,311,891
       6,000,000  Advantage Sales & Marketing,
                      Inc., Term Loan, First
                      Lien ..............................    NR (f)    B+          5.25%        12/23/17          6,037,458
       6,525,850  Affinion Group, Inc., Term
                      Loan B ............................    Ba3       BB-         5.00%        10/09/16          6,558,479
         226,464  ARAMARK Corporation,
                      Prefunded Synthetic
                      Letter of Credit 2 ................    Ba3       BB          3.51%        07/26/16            227,030
       3,443,529  ARAMARK Corporation, Term
                      Loan B ............................    Ba3       BB          3.55%        07/26/16          3,452,137
       7,000,000  Asurion Corp., New Term Loan,
                      First Lien ........................    NR (f)    NR (f)      6.75%        03/31/15          7,088,753
       1,462,475  Asurion Corp., Term Loan,
                      First Lien ........................    NR (f)    NR (f)   3.26%-3.31%     07/03/14          1,438,482
       2,000,000  Language Line, LLC, Term Loan B .......    Ba3       B+          6.25%        06/20/16          2,023,750
       2,722,465  Nielsen Finance, LLC, Dollar
                      Term Loan B .......................    Ba2       BB-         4.01%        05/01/16          2,734,942
       1,477,481  Nielsen Finance, LLC, Dollar
                      Term Loan C .......................    Ba2       BB-         3.76%        05/02/16          1,481,482
       1,580,572  Protection One, Inc., Term
                      Loan ..............................    Ba3       BB          6.00%        06/04/16          1,584,524
                                                                                                              -------------
                                                                                                                 38,913,703
                                                                                                              -------------


                See Notes to Quarterly Portfolio of Investments          Page 12



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  SPECIALTY CHEMICALS - 4.3%
 $     1,978,723  Arizona Chemical, Inc., Term
                      Loan B ............................    B1        B+          6.75%        11/19/16      $   1,998,922
       1,991,424  Houghton International, Inc.,
                      Term Loan B .......................    B1        B           6.75%        01/31/16          2,011,338
         945,103  ISP Chemco, LLC, Term Loan ............    Ba3       BB          1.81%        02/16/13            937,424
       1,496,250  Omnova Solutions, Inc., Term
                      Loan B ............................    Ba2       B+          5.75%        06/30/17          1,514,018
       2,000,000  Rockwood Specialties Goup,
                      Inc., Term Loan B .................    Ba1       BBB-        3.75%        02/15/18          2,021,250
       1,056,066  Solutia, Inc., Term Loan ..............    Ba1       BB+         4.50%        03/17/17          1,057,222
       4,534,945  Solutia, Inc., Term Loan ..............    Ba1       BB+         3.50%        08/01/17          4,534,945
       2,000,000  Styron Corp., Term Loan B .............    B1        B+          6.00%        08/01/17          2,018,000
                                                                                                              -------------
                                                                                                                 16,093,119
                                                                                                              -------------

                  SPECIALTY STORES - 2.3%
       2,500,000  Harbor Freight Tools USA,
                      Inc., Term Loan ...................    Ba3       B+          6.50%        12/29/17          2,525,000
       1,000,000  NBTY, Inc., Term Loan B ...............    Ba3       BB-         4.25%        10/01/17          1,004,583
       5,000,000  Petco Animal Supplies, Inc.,
                      Term Loan .........................    B1        B           4.50%        11/30/17          5,018,750
                                                                                                              -------------
                                                                                                                  8,548,333
                                                                                                              -------------

                  SYSTEMS SOFTWARE - 3.9%
       1,741,250  Information Solution Company,
                      Term Loan .........................    Ba2       BB+         4.75%        04/12/16          1,752,133
       1,023,683  Open Solutions, Inc., Term
                      Loan, First Lien ..................    B1        BB-         2.43%        01/23/14            917,902
         500,000  SunGard Data Systems, Inc.,
                      Incremental Term Loan .............    Ba3       BB          3.76%        02/18/14            502,187
       3,019,452  SunGard Data Systems, Inc.,
                      Term Loan A .......................    Ba3       BB          2.01%        02/28/14          2,998,962
       4,260,021  SunGard Data Systems, Inc.,
                      Term Loan B .......................    Ba3       BB       3.91%-3.94%     02/28/16          4,268,388
       4,000,000  Vertafore, Inc., Term Loan,
                      First Lien ........................    B1        B+          5.25%        07/28/16          4,030,000
                                                                                                              -------------
                                                                                                                 14,469,572
                                                                                                              -------------

                  TRUCKING - 1.9%
       2,358,385  Swift Transportation Co.,
                      Inc., Term Loan B .................    B1        BB-         6.00%        12/21/16          2,368,703
         631,439  The Hertz Corporation,
                      Prefunded Synthetic
                      Letter of Credit ..................    Ba1       BB          2.01%        12/21/12            630,559
       4,108,827  The Hertz Corporation, Term
                      Loan ..............................    Ba1       BB          2.01%        12/21/12          4,103,099
                                                                                                              -------------
                                                                                                                  7,102,361
                                                                                                              -------------


                See Notes to Quarterly Portfolio of Investments          Page 13



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



    PRINCIPAL                                                  RATINGS (c)                       STATED
      VALUE                   DESCRIPTION                    MOODY'S    S&P       RATE (d)     MATURITY (e)       VALUE
----------------  ---------------------------------------   -----------------   -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES - 1.1%
 $     3,000,000  Syniverse Technologies, Inc.,
                      Term Loan B .......................    B1        BB-         5.25%        12/22/16      $   3,031,251
       1,000,000  TowerCo Finance, LLC, Term
                      Loan B ............................    Ba3       BB-         5.25%        02/01/17          1,006,250
                                                                                                              -------------
                                                                                                                  4,037,501
                                                                                                              -------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ...............................................     565,076,236
                  (Cost $561,551,553)                                                                         -------------

SENIOR FLOATING-RATE NOTES - 0.2%

                  SEMICONDUCTORS - 0.2%
         650,000  NXP B.V. ..............................    B3        B-          3.15%        10/15/13            649,187
                                                                                                              -------------
                  TOTAL SENIOR FLOATING-RATE NOTES ........................................................         649,187
                  (Cost $650,000)                                                                             -------------

NOTES - 0.0%

                  HOMEBUILDING - 0.0%
         727,273  TOUSA, Inc. (Payment-In-kind
                      Election Note) (h) (i)
                      (j) (k)............................                         14.75%        07/01/15                  0
                                                                                                              -------------
                  TOTAL NOTES .............................................................................               0
                  (Cost $436,364)                                                                             -------------



     SHARES                                              DESCRIPTION                                              VALUE
----------------  -----------------------------------------------------------------------------------------   -------------

PREFERRED STOCKS - 0.0%

                  HOMEBUILDING - 0.0%
           4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred
                  Stock) (h) (i) (j) (l)...................................................................               0
                                                                                                              -------------
                  TOTAL PREFERRED STOCKS ..................................................................               0
                  (Cost $2,563,636)                                                                           -------------

COMMON STOCKS - 0.6%

                  DIVERSIFIED CHEMICALS - 0.4%
          38,260  LyondellBasell Industries AF S.C.A., Class B ............................................       1,456,941
                                                                                                              -------------

                  OIL & GAS EXPLORATION & PRODUCTION - 0.2%
          19,828  SemGroup Corp., Class A .................................................................         636,677
                                                                                                              -------------
                  TOTAL COMMON STOCKS .....................................................................       2,093,618
                  (Cost $1,129,017)                                                                           -------------

WARRANTS - 0.0%

                  BROADCASTING - 0.0%
           1,449  Cumulus Media, Inc. (h) (j)..............................................................           5,377
                                                                                                              -------------
                  TOTAL WARRANTS ..........................................................................           5,377
                  (Cost $0)                                                                                   -------------



                See Notes to Quarterly Portfolio of Investments          Page 14

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



                                                         DESCRIPTION                                              VALUE
                  -----------------------------------------------------------------------------------------   -------------

                  TOTAL INVESTMENTS - 151.4% ..............................................................   $ 567,824,418
                  (Cost $566,330,570) (m)

                  OUTSTANDING LOAN - (42.7%)                                                                   (160,000,000)

                  NET OTHER ASSETS AND LIABILITIES - (8.7%) ...............................................    (32,696,310)
                                                                                                              -------------
                  NET ASSETS - 100.0% .....................................................................   $ 375,128,108
                                                                                                              =============

--------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) All or a portion of the securities are available to serve as collateral on the outstanding loan.

      (c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

      (d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally
            (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

      (e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

      (f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

      (g) Interest for the period commencing on November 30, 2009 and ending on December 31, 2011, shall be payable, at the Borrowers' option,
            (i) in cash at a rate per annum equal to 9% ("Cash Interest") or
            (ii) in Payment-in-Kind interest at a rate per annum equal to 11% and, commencing on January 1, 2012, shall be payable as Cash Interest.

      (h) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.

      (i)   This borrower has filed for protection in federal bankruptcy court.

      (j) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

      (k) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash , (ii) entirely in Payment-in-Kind interest or
            (iii) a combination there of (i) and (ii). Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.

      (l)   Non-income producing security.

      (m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,057,267 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,563,419.

      NR    Not Rated


                See Notes to Quarterly Portfolio of Investments          Page 15

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                      TOTAL           LEVEL 1           LEVEL 2             LEVEL 3
                                                     VALUE AT         QUOTED          SIGNIFICANT         SIGNIFICANT
                                                    2/28/2011         PRICES       OBSERVABLE INPUTS   OBSERVABLE INPUTS
                                                 ---------------   -------------   -----------------   -----------------

Senior Floating-Rate Loan Interests:

      Advertising                                 $   6,302,674     $         -     $     6,302,674     $             -

      Aerospace & Defense                            29,566,630               -          20,714,076           8,852,554

      Agricultural Products                           4,153,229               -           4,153,229                   -

      Airlines                                          481,363               -             481,363                   -

      Alternative Carriers                           12,395,699               -          12,395,699                   -

      Aluminum                                        3,035,358               -           3,035,358                   -

      Apparel Retail                                  3,873,577               -           3,873,577                   -

      Application Software                           16,419,226               -          12,068,749           4,350,477

      Asset Management & Custody Banks               22,505,205               -          17,399,773           5,105,432

      Automobile Manufacturers                        6,155,705               -           5,138,255           1,017,450

      Automotive Retail                               2,162,586               -           2,162,586                   -

      Biotechnology                                   3,035,001               -           3,035,001                   -

      Broadcasting                                    7,177,114               -           7,177,114                   -

      Building Products                               3,018,401               -           3,018,401                   -

      Cable & Satellite                              22,771,078               -          22,771,078                   -

      Casinos & Gaming                               21,924,487               -          21,924,487                   -

      Communications Equipment                        1,014,583               -           1,014,583                   -

      Computer Hardware                               2,993,334               -           2,993,334                   -

      Data Processing & Outsourced Services           7,452,196               -           6,444,696           1,007,500

      Diversified Chemicals                          21,038,607               -          21,038,607                   -

      Diversified Support Services                    2,685,103               -           2,685,103                   -

      Electric Utilities                             15,012,799               -          15,012,799                   -

      Environmental & Facilities Services             6,040,894               -           6,040,894                   -

      Food Distributors                                 841,467               -             841,467                   -

      Food Retail                                    13,712,071               -          13,712,071                   -

      Forest Products                                 2,811,873               -           2,811,873                   -

      Health Care Equipment                          15,580,932               -          15,580,932                   -

      Health Care Facilities                         23,244,559               -          23,244,559                   -

      Health Care Services                           10,343,991               -           8,548,791           1,795,200

      Health Care Supplies                            2,009,166               -           2,009,166                   -

      Homebuilding                                      916,511               -                   -             916,511

      Household Products                              2,010,000               -           2,010,000                   -
      Independent Power Producers & Energy
      Traders                                         6,229,661               -           6,229,661                   -

      Industrial Conglomerates                        1,373,934               -           1,373,934                   -

      Industrial Machinery                            4,950,000               -                   -           4,950,000

      Integrated Telecommunication Services          12,400,158               -          12,400,158                   -

      IT Consulting & Other Services                 14,330,863               -          10,917,393           3,413,470

      Leisure Facilities                             10,831,116               -           9,907,116             924,000

      Leisure Products                                3,119,659               -           2,168,553             951,106

      Life & Health Insurance                         2,011,666               -           2,011,666                   -

      Life Sciences Tools & Services                  4,422,237               -           4,422,237                   -

      Managed Health Care                            12,700,566               -          12,700,566                   -

      Metal & Glass Containers                        2,996,195               -           2,996,195                   -

      Movies & Entertainment                         10,744,141               -          10,744,141                   -


                See Notes to Quarterly Portfolio of Investments          Page 16

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)



                                                      TOTAL           LEVEL 1           LEVEL 2             LEVEL 3
                                                     VALUE AT         QUOTED          SIGNIFICANT         SIGNIFICANT
                                                    2/28/2011         PRICES       OBSERVABLE INPUTS   OBSERVABLE INPUTS
                                                 ---------------   -------------   -----------------   -----------------

Senior Floating-Rate Loan Interests (Continued):

      Multi-Utilities                             $   4,173,514               -                   -           4,173,514

      Office Services & Supplies                      1,774,099               -                   -           1,774,099

      Oil & Gas Equipment & Services                  1,993,199               -           1,993,199                   -

      Oil & Gas Exploration & Production              3,564,067               -           3,564,067                   -

      Oil & Gas Refining & Marketing                  3,347,398               -           2,526,098             821,300

      Other Diversified Financial Services           15,710,408               -          10,672,908           5,037,500

      Packaged Foods & Meats                          6,377,523               -           6,377,523                   -

      Paper Packaging                                13,459,553               -          13,459,553                   -

      Pharmaceuticals                                15,672,694               -          13,677,694           1,995,000

      Publishing                                      5,409,982               -           5,409,982                   -

      Real Estate Operating Companies                 3,030,000               -           3,030,000                   -

      Real Estate Services                            3,331,770               -           3,331,770                   -

      Restaurants                                     7,031,666               -           7,031,666                   -

      Retail REITs                                    5,514,873               -           5,514,873                   -

      Semiconductor Equipment                           993,750               -             993,750                   -

      Semiconductors                                  5,731,536               -           5,731,536                   -

      Specialized Consumer Services                  38,913,703               -          38,913,703                   -

      Specialty Chemicals                            16,093,119               -          16,093,119                   -

      Specialty Stores                                8,548,333               -           8,548,333                   -

      Systems Software                               14,469,572               -          14,469,572                   -

      Trucking                                        7,102,361               -           7,102,361                   -

      Wireless Telecommunication Services             4,037,501               -           4,037,501                   -
                                                 ---------------   -------------   -----------------   -----------------
      Total Senior Floating-Rate Loan

      Interest                                      565,076,236               -         517,991,123          47,085,113

Senior Floating-Rate Notes*                             649,187               -             649,187                   -

Common Stocks*                                        2,093,618       2,093,618                   -                   -

Warrants*                                                 5,377               -               5,377                   -
                                                 ---------------   -------------   -----------------   -----------------
TOTAL INVESTMENTS                                 $ 567,824,418     $ 2,093,618     $   518,645,687     $    47,085,113
                                                 ===============   =============   =================   =================

* See the Portfolio of Investments for the industry breakout.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the period presented:


                                                                              NET         CHANGE IN
                                                              TRANSFERS     REALIZED   NET UNREALIZED       NET      BALANCE AS OF
INVESTMENTS AT FAIR VALUE USING              BALANCE AS OF     IN (OUT)      GAINS      APPRECIATION     PURCHASES    FEBRUARY 28,
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)     MAY 31, 2010    OF LEVEL 3    (LOSSES)   (DEPRECIATION)     (SALES)         2011
-------------------------------------------  --------------  ------------  ----------  --------------  ------------  ---------------
Senior Floating-Rate Loan
  Interests                                   $ 17,428,350   $ 14,297,511  $  (64,665)   $  786,609    $ 14,637,308   $  47,085,113



                See Notes to Quarterly Portfolio of Investments          Page 17

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                         FEBRUARY 28, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)  the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)  the type, size and cost of security;
      4)  the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
      8)  the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;
     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
     12)  other relevant factors.

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                         FEBRUARY 28, 2011 (UNAUDITED)


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

   o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
          o Quoted prices for similar securities in active markets.
          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
   o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of February 28, 2011.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2011, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                                                                                % OF
                                                                                                             NET ASSETS
                                                                                                             APPLICABLE
                                           ACQUISITION   PRINCIPAL      VALUE        CURRENT                  TO COMMON
SECURITY                                      DATE      VALUE/SHARES  PER SHARE   CARRYING COST    VALUE       SHARES
-----------------------------------------  -----------  ------------  ----------  --------------  ---------  ------------
Cumulus Media, Inc. - Warrants             6/29/09           1,449    $  3.71     $           -   $  5,377        0.00%
TOUSA, Inc. - Notes                        7/31/07(1)   $  727,273          -           436,364          -        0.00
TOUSA, Inc. - Preferred Stocks             7/31/07(1)        4,273          -         2,563,636          -        0.00
                                                                                  --------------  ---------  ------------
                                                                                  $   3,000,000   $  5,377        0.00%
                                                                                  ==============  =========  ============

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Senior Floating Rate Income Fund II (formerly known as First Trust/Four Corners Senior Floating Rate Income Fund II)
            --------------------------------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date    April 27, 2011
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date    April 27, 2011
     --------------------


By (Signature and Title)* /s/ Mark R. Bradley
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Chief Financial Officer
                         and Chief Accounting Officer
                         (principal financial officer)

Date    April 27, 2011
     --------------------


* Print the name and title of each signing officer under his or her signature.